Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2017
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Registrant Name	Jumei International Holding Ltd
Entity Central Index Key	0001597680
Current Fiscal Year End Date	--12-31
Trading Symbol	JMEI
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	149,884,681
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	92,992,483
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	56,892,198